Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Line of Credit Facility [Line Items]
Schedule of Long-term Debt Instruments
Long-term debt, net of current maturities and debt issuance costs consists of the following:

		December 31, 2015
	Interest			Unamortized
	Rates at	Outstanding	Unamortized	Origination	Long-Term
(In thousands)	Dec. 31, 2015	Principal	Discount	Fees and Costs	Debt, Net
Boyd Gaming Corporation Debt:
Bank credit facility	3.75%	$1,209,725	$(2,702)	$(9,746)	$1,197,277
9.00% senior notes due 2020	9.00%	350,000	—	(7,044)	$342,956
6.875% senior notes due 2023	6.88%	750,000	—	(12,934)	$737,066
		2,309,725	(2,702)	(29,724)	2,277,299

Peninsula Gaming Debt:
Bank credit facility	4.25%	662,750	—	(14,143)	648,607
8.375% senior notes due 2018	8.38%	350,000	—	(6,357)	343,643
		1,012,750	—	(20,500)	992,250
Total long-term debt		3,322,475	(2,702)	(50,224)	3,269,549
Less current maturities		29,750	—	—	29,750
Long-term debt, net		$3,292,725	$(2,702)	$(50,224)	$3,239,799

		December 31, 2014
	Interest			Unamortized
	Rates at	Outstanding	Unamortized	Origination	Long-Term
(In thousands)	Dec. 31, 2014	Principal	Discount	Fees and Costs	Debt, Net
Boyd Gaming Corporation Debt:
Bank credit facility	3.66%	$1,387,425	$(3,589)	$(14,660)	$1,369,176
9.125% senior notes due 2018	9.13%	500,000	—	(12,235)	487,765
9.00% senior notes due 2020	9.00%	350,000	—	(1,926)	348,074
HoldCo Note	8.00%	151,740	(11,743)	(29)	139,968
		2,389,165	(15,332)	(28,850)	2,344,983

Peninsula Gaming Debt:
Bank credit facility	4.25%	742,400	—	(23,593)	718,807
8.375% senior notes due 2018	8.38%	350,000	—	(8,942)	341,058
Other	various	3	—	—	3
		1,092,403	—	(32,535)	1,059,868
Total long-term debt		3,481,568	(15,332)	(61,385)	3,404,851
Less current maturities		29,753	—	—	29,753
Long-term debt, net		$3,451,815	$(15,332)	$(61,385)	$3,375,098

Schedule of Line of Credit Facilities
The outstanding principal amounts under the Boyd Gaming Credit Facility are comprised of the following:

	December 31,
(In thousands)	2015	2014
Revolving Credit Facility	$240,000	$300,000
Term A Loan	183,275	221,375
Term B Loan	730,750	840,750
Swing Loan	55,700	25,300
Total outstanding principal amounts under the Boyd Gaming Credit Facility	$1,209,725	$1,387,425

Maximum Total Leverage Ratio
The maximum permitted consolidated Total Leverage Ratio is calculated as Consolidated Funded Indebtedness to twelve-month trailing Consolidated EBITDA, as defined by the Agreement. The following table provides our maximum Total Leverage Ratio during the remaining term of the Boyd Gaming Credit Facility:

	Maximum Total
For the Trailing Four Quarters Ending	Leverage Ratio
March 31, 2016 through December 31, 2016	8.25	to	1.00
March 31, 2017 through December 31, 2017	8.00	to	1.00
March 31, 2018 and thereafter	7.75	to	1.00

Maximum Secured Leverage Ratio
The maximum permitted Secured Leverage Ratio is calculated as Secured Indebtedness to twelve-month trailing Consolidated EBITDA, as defined by the Agreement. The following table provides our maximum Secured Leverage Ratio during the remaining term of the Boyd Gaming Credit Facility:

	Maximum Secured
For the Trailing Four Quarters Ending	Leverage Ratio
March 31, 2015 through December 31, 2016	4.75	to	1.00
March 31, 2017 through December 31, 2017	4.50	to	1.00
March 31, 2018 and thereafter	4.25	to	1.00

Maximum Consolidated Leverage Ratio
The following table provides our maximum Consolidated Leverage Ratio during the remaining term of the Peninsula Credit Facility:

	Maximum Consolidated
For the Trailing Four Quarters Ending	Leverage Ratio
March 31, 2016 through June 30, 2016	6.00	to	1.00
September 30, 2016 through December 31, 2016	5.75	to	1.00
March 31, 2107 through June 30, 2017	5.50	to	1.00
September 30, 2017 and thereafter	5.25	to	1.00

Schedule of Maturities of Long-term Debt
The scheduled maturities of Boyd Gaming long-term debt, as discussed above, are as follows:

(In thousands)	Total
For the year ending December 31,
2016	$29,750
2017	676,000
2018	812,975
2019	9,000
2020	1,044,750
Thereafter	750,000
Total outstanding principal of long-term debt	$3,322,475